SUPPLEMENT TO THE
FIDELITY TARGET TIMELINESM FUNDS
SEPTEMBER 26, 1998

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19:

   EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998),
Fidelity Manage    ment & Research (U.K.) Inc., and Fidelity
Management & Research (Far East) Inc.    Abigail Johnson, Member of
the Advisory Boar    d of Fidelity Boston Street Trust (1999), is Mr.
Johnson's daughter.

STANLEY N. GRIFFITH (51), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19:

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Boston Street Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity
funds. Edward C. Johnson 3d, Trustee and President of the     Funds,
is Ms. Johnson's father.

THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant
Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "COMPENSATION TABLE" IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19:


Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Aggregate Compensation from
Advisory Board               Target Timeline 1999B        Target Timeline 2001B        Target Timeline 2003B

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 5                          $ 4                          $ 6

Phyllis Burke Davis          $ 5                          $ 4                          $ 6

Robert M. Gates***           $ 5                          $ 4                          $ 6

E. Bradley Jones             $ 5                          $ 4                          $ 6

Donald J. Kirk               $ 5                          $ 4                          $ 6

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy****         $ 5                          $ 4                          $ 6

Gerald C. McDonough          $ 6                          $ 5                          $ 7

Marvin L. Mann               $ 5                          $ 4                          $ 6

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 5                          $ 4                          $ 6




Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A


Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 214,500

Phyllis Burke Davis          $ 210,000

Robert M. Gates***           $ 176,000

E. Bradley Jones             $ 211,500

Donald J. Kirk               $ 211,500

Peter S. Lynch**             $ 0

William O. McCoy****         $ 214,500

Gerald C. McDonough          $ 264,500

Marvin L. Mann               $ 214,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 214,500



* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was elected to the Board of Trustees of Boston Street Trust on July 16, 1997.

**** Mr. McCoy was elected to the Board of Trustees of Boston Street Trust on July 16, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "AUDITOR" IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE 28:

AUDITOR. PricewaterhouseCoopers LLP, One Post Office Square, Boston,
Massachusetts serve   d     as independent accountant for each fund
for the most recent fiscal period    . The auditor examined financial
statements for the funds and provided other audit, tax, and    related
services.

AUDI   TOR. Effective February 18, 1999, Deloitte & Tou    che LLP,
125 Summer Street, Boston, Massachusetts serves as independent
accountant for each fund        for the next fiscal period. The
auditor examines financial statements for the funds and provides other
audit,    tax, and related services.